Summary of Significant Accounting Policies - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan effect of changes in actuarial assumptions and plan provisions percentage of plan assets	10.00%
Transfers between Levels 1, 2, and 3	$ 0	$ 0
Net gains (losses) from foreign currency transactions	$ (88)	$ 130	$ (47)